SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSThe Plan has evaluated the events that have occurred subsequent to December 31, 2025 up to the date that the financial statements were issued and has included all material events that would require recognition in the 2025 financial statements and disclosure in the notes to the financial statements..